INTECH U.S. Core Fund | Class D Shares
FUND SUMMARY INTECH U.S. Core Fund
INVESTMENT OBJECTIVE
INTECH U.S. Core Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	INTECH U.S. Core Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees (may adjust up or down)	0.52%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.74%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
INTECH U.S. Core Fund | Class D Shares | Class D Shares | USD ($)	Class D Shares	76	237	411	918

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. common stocks from the universe of the S&P 500® Index, utilizing INTECH’s mathematical investment process. The S&P 500® Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the United States.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within the S&P 500® Index (the Fund’s benchmark index). The goal of this process is to build a portfolio of stocks in a more efficient combination than the named benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and periodically rebalancing the portfolio to maintain potentially more efficient weightings, INTECH’s mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its named benchmark index with risks similar to that of the benchmark index. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Investment Process Risk. The proprietary mathematical investment process used by INTECH may not achieve the desired results. There is a risk that INTECH’s method of identifying stocks with higher volatility than the named benchmark index or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) will not result in selecting stocks with continuing volatility or the expected correlation. In INTECH’s history, which spans more than 25 years, INTECH’s mathematical investment process has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: 2nd Quarter 2009 14.79% Worst Quarter: 4th Quarter 2008 −21.49%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2015 was −4.33%.
Average Annual Total Returns (periods ended 12/31/14)
Average Annual Total Returns - INTECH U.S. Core Fund - Class D Shares	Column	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D Shares | Return Before Taxes	Class D Shares	Return Before Taxes	13.60%	16.55%	8.23%	10.94%	Feb. 28, 2003
Class D Shares | Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions	10.63%	15.55%	7.34%	10.01%	Feb. 28, 2003
Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	9.77%	13.33%	6.66%	9.07%	Feb. 28, 2003
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index	13.69%	15.45%	7.67%	10.08%	Feb. 28, 2003

The S&P 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.